Shareholders' Equity and Redeemable Preferred Stock - Summary of Warrants Exercisable (Detail) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended
	Nov. 01, 2013	Dec. 31, 2013	May 06, 2014	Dec. 31, 2014	May 13, 2014	May 31, 2014	Jun. 05, 2014
Common Stock [Member]
Class of Warrant or Right [Line Items]
Beginning Balance		445,546
Warrant exercised		(71,336)
Ending Balance		374,210
Warrant exercised price per unit	$ 3.72
Common Stock [Member] | May 6,2014 [Member]
Class of Warrant or Right [Line Items]
Warrant exercised				(9,749)
Warrant exercised price per unit			$ 2.56
Common Stock [Member] | May 13 ,2014 [Member]
Class of Warrant or Right [Line Items]
Warrant exercised				(344,964)
Warrant exercised price per unit					$ 6.67
Common Stock [Member] | May 31,2014 [Member]
Class of Warrant or Right [Line Items]
Warrant exercised				(19,497)
Warrant exercised price per unit						$ 2.56
Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Warrant exercised						(340,772)	(36,980)
Ending Balance		377,752
Warrant exercised price per unit						$ 3.72	$ 3.72